UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT

INVESTMENT COMPANY

Investment Company Act file number: 811-23108

Amplify ETF Trust
(Exact name of registrant as specified in charter)

310 South Hale Street
Wheaton, IL 60187

(Address of principal executive offices) (Zip code)

Christian Magoon

Amplify ETF Trust

310 South Hale Street
Wheaton, IL 60187

(Name and address of agent for service)

With copies to:

Morrison C. Warren, Esq.

Chapman and Cutler LLP

111 West Monroe Street

Chicago, IL 60603

(855) 267-3837

Registrant’s telephone number, including area code:

Date of fiscal year end: October 31

Date of reporting period: January 31, 2019

Item1. Schedule of Investments.

Amplify Online Retail ETF
Schedule of Investments
January 31, 2019 (Unaudited)

Description	Shares	Value

COMMON STOCKS - 99.9%
Marketplace - 25.5%
Alibaba Group Holding Ltd. - ADR (a)	27,246	$4,590,679
Copart, Inc. (a)	191,878	9,714,783
Delivery Hero SE (a) (b)	99,082	3,651,768
Etsy, Inc. (a)	194,929	10,652,870
GrubHub, Inc. (a)	103,565	8,326,626
IAC/InterActiveCorp (a)	52,633	11,120,300
Just Eat PLC (a)	502,790	4,591,142
MercadoLibre, Inc.	11,901	4,331,964
PayPal Holdings, Inc. (a)	110,480	9,806,205
Rakuten, Inc. (a)	536,400	4,033,157
Shopify, Inc. (a)	28,043	4,724,404
		75,543,898
Traditional Retail - 61.1%
1-800-Flowers.com, Inc. (a)	718,852	11,465,689
Amazon.com, Inc. (a)	5,564	9,563,014
ASOS PLC (a)	55,983	2,423,093
Carvana Company (a) (c)	211,128	7,843,405
Chegg, Inc. (a)	350,378	12,340,313
Cimpress NV (a)	35,240	2,930,911
eBay, Inc. (a)	326,443	10,984,807
Farfetch Ltd. (a)	187,295	3,773,994
JD.com, Inc. - ADR (a)	172,500	4,286,625
Lands' End, Inc. (a) (c)	525,754	9,410,997
Netflix, Inc. (a)	29,779	10,109,971
Nutrisystem, Inc.	264,675	11,489,542
Ocado Group PLC (a)	368,171	4,786,421
Overstock.com, Inc. (a) (c)	473,635	8,217,567
PetMed Express, Inc. (c)	327,661	7,759,012
Pinduoduo, Inc. - ADR (a) (c)	200,379	5,853,071
Qurate Retail, Inc. (a)	404,980	8,808,315
Shutterfly, Inc. (a)	167,978	7,720,269
Stamps.com, Inc. (a)	55,565	10,339,535
Stitch Fix, Inc. (a) (c)	346,024	7,768,239
Vipshop Holdings Ltd. - ADR (a)	695,449	5,348,003
Wayfair, Inc. (a)	99,552	10,896,962
Zalando SE (a) (b)	116,324	3,548,290
ZOZO, Inc.	175,100	3,525,309
		181,193,354
Travel - 13.3%
Booking Holdings, Inc. (a)	4,881	8,945,945
Ctrip.com International Ltd. - ADR (a)	120,573	4,015,081
Expedia Group, Inc.	75,931	9,054,772
MakeMyTrip Ltd. (a)	163,787	4,360,010
TripAdvisor, Inc. (a)	167,865	9,632,094
Trivago NV - ADR (a) (c)	576,643	3,315,697
		39,323,599
Total Common Stocks (Cost $316,501,592)		296,060,851

MONEY MARKET FUNDS - 0.1%
STIT-Government & Agency Portfolio - Institutional Class - 2.29% (d)	347,758	347,758
Total Money Market Funds (Cost $347,758)		347,758

INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 12.7%
First American Government Obligations Fund, Class Y - 2.04% (d)	37,453,792	37,453,792
Total Investments Purchased with Proceeds from Securities Lending (Cost $37,453,792)		37,453,792

Total Investments - 112.7%
(Cost $354,303,142)		$333,862,401

Percentages are based on Net Assets of $296,337,870.

ADR	American Depositary Receipt
(a)	Non-income producing security.
(b)	Security exempt from registration under Rule 144(a) and Regulation S of 1933. Such securities are treated as liquid securities, according to the Fund's liquidity guidelines. At January 31, 2019 the value of these securities amounted to $7,200,058 or 2.4% of net assets.
(c)	All or a portion of this security is out on loan as of January 31, 2019. Total value of securities out on loan is $36,221,366 or 12.2% of net assets.
(d)	Seven-day yield as of January 31, 2019.

For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or they may be defined by Fund management. This definition may not apply for purposes of this report, which may combine sub-classifications for reporting ease. Industries are shown as a percentage of net assets.

Amplify YieldShares CWP Dividend & Option Income ETF
Schedule of Investments
January 31, 2019 (Unaudited)

Description	Shares	Value

COMMON STOCKS - 96.1%
Communication Services - 7.9%
Verizon Communications, Inc.	8,836	$486,510
Walt Disney Co.	7,636	851,567
		1,338,077
Consumer Discretionary - 6.5%
McDonald's Corp.	3,240	579,247
Starbucks Corp.	7,650	521,271
		1,100,518
Consumer Staples - 9.3%
Procter & Gamble Co.	5,600	540,232
Walmart, Inc.	10,640	1,019,631
		1,559,863
Energy - 4.8%
Chevron Corp. (a)	6,988	801,174
Financials - 13.4%
American Express Co. (a)	8,203	842,448
CME Group, Inc.	3,245	591,499
JPMorgan Chase & Co.	7,900	817,650
		2,251,597
Health Care - 17.1%
Abbott Laboratories	8,100	591,138
Johnson & Johnson	6,272	834,678
Merck & Co., Inc.	6,720	500,169
UnitedHealth Group, Inc.	3,500	945,700
		2,871,685
Industrials - 12.5%
Boeing Co.	2,412	930,115
Caterpillar, Inc. (a)	5,236	697,226
CSX Corp. (a)	7,336	481,975
		2,109,316
Information Technology - 18.0%
Apple, Inc.	4,832	804,238
Cisco Systems, Inc.	11,605	548,801
Microsoft Corp. (a)	7,854	820,193
Visa, Inc.	6,327	854,208
		3,027,440
Materials - 3.2%
Nucor Corp.	8,798	538,790
Utilities - 3.4%
Duke Energy Corp.	6,589	578,382
Total Common Stocks (Cost $15,142,921)		16,176,842

MONEY MARKET FUNDS - 7.5%
STIT - Government & Agency Portfolio - Institutional Class - 2.29% (b)	1,257,016	1,257,016
Total Money Market Funds (Cost $1,257,016)		1,257,016

Total Investments - 103.6%
(Cost $16,399,937)		$17,433,858

Percentages are based on Net Assets of $16,826,370.

(a)	All or part of this security is held as collateral for the options written. At January 31, 2019, the value of these securities amounted to $3,643,016 or 21.7% of net assets.
(b)	Seven-day yield as of January 31, 2019.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC ("S&P"). GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Fund's Administrator, U.S. Bancorp Fund Services, LLC.

	Contracts	Notional Amount	Value
Call Options Written (a) - (0.29)%
American Express Co., Expires 2/01/2019, Strike Price $97.50	82	$(842,140)	$(42,640)
Caterpillar, Inc., Expires 2/01/2019, Strike Price $142.00	52	(692,432)	(52)
Chevron Corp., Expires 2/01/2019, Strike Price $120.00	69	(791,085)	(483)
CSX Corp., Expires 2/15/2019, Strike Price $67.00	73	(479,610)	(4,928)
Microsoft Corp., Expires 2/15/2019, Strike Price $115.00	78	(814,554)	(273)
Total Call Options Written
(Premiums Received $51,580)			$(48,376)

(a)	Exchange Traded

Amplify Transformational Data Sharing ETF
Schedule of Investments
January 31, 2019 (Unaudited)

Description	Shares	Value

COMMON STOCKS - 99.9%
Banks - 7.6%
Banco Bilbao Vizcaya Argentaria SA - ADR	171,960	$1,026,601
Banco Santander SA - ADR	153,924	729,600
BOC Hong Kong Holdings Ltd.	249,176	955,786
Citigroup, Inc.	17,528	1,129,855
JPMorgan Chase & Co.	6,477	670,370
The Goldman Sachs Group, Inc.	17,846	3,533,686
		8,045,898
Commercial Services - 6.7%
Hive Blockchain Technologies Ltd. (a)	6,265,953	1,740,609
QIWI PLC - ADR (a)	69,337	1,109,392
Square, Inc. (a)	59,354	4,234,908
		7,084,909
Computers - 6.7%
Accenture PLC	18,138	2,785,090
International Business Machines Corp.	26,210	3,523,148
Seagate Technology PLC	17,160	759,845
		7,068,083
Diversified Financial Services - 16.4%
American Express Co.	6,741	692,301
Cboe Global Markets, Inc.	5,588	521,193
CME Group, Inc.	6,857	1,249,894
GAIN Capital Holdings, Inc.	87,503	566,144
Galaxy Digital Holdings Ltd. (a)	2,334,595	2,451,951
Hut 8 Mining Corp. (a)	1,859,947	2,406,416
Intercontinental Exchange, Inc.	14,590	1,119,928
Mastercard, Inc.	2,249	474,831
Monex Group, Inc.	546,456	1,906,388
Nasdaq, Inc.	11,868	1,044,859
SBI Holdings, Inc.	192,024	4,086,405
Visa, Inc.	5,228	705,832
		17,226,142
Internet - 33.9%
Alibaba Group Holding Ltd. - ADR (a)	6,985	1,176,903
Alphabet, Inc. (a)	2,922	3,289,850
Baidu, Inc. - ADR (a)	11,433	1,973,679
Digital Garage, Inc.	159,057	3,812,695
Facebook, Inc. (a)	3,726	621,087
GMO Internet, Inc.	334,213	4,498,106
JD.com, Inc. - ADR (a)	80,565	2,002,040
Kakao Corp. (a)	37,719	3,366,285
LINE Corp. - ADR (a) (b)	52,398	1,891,044
Opera Ltd. - ADR (a)	279,798	2,299,939
Overstock.com, Inc. (a) (b)	244,182	4,236,558
Rakuten, Inc. (a)	219,884	1,653,293
Tencent Holdings Ltd.	22,043	971,930
Xunlei Ltd. - ADR (a)	282,560	977,657
Yahoo Japan Corp.	1,099,984	2,958,874
		35,729,940
Semiconductors - 14.9%
Advanced Micro Devices, Inc. (a)	123,595	3,016,954
Global Unichip Corp.	419,495	2,703,644
Intel Corp.	57,153	2,693,049
NVIDIA Corp.	11,750	1,689,063
QUALCOMM, Inc.	11,303	559,725
Samsung Electronics Co. Ltd.	47,269	1,960,602
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	80,494	3,028,184
		15,651,221
Software - 12.5%
Akamai Technologies, Inc. (a)	15,135	985,288
DocuSign, Inc. (a)	16,665	824,084
Microsoft Corp.	24,589	2,567,829
Nexon GT Co. Ltd. (a)	276,242	3,376,526
Oracle Corp.	55,587	2,792,135
SAP SE - ADR	24,911	2,576,296
		13,122,158
Telecommunications - 1.2%
Cisco Systems, Inc.	26,533	1,254,746
Total Common Stocks (Cost $129,579,048)		105,183,097

MONEY MARKET FUNDS - 0.1%
STIT-Government & Agency Portfolio - Institutional Class - 2.29% (c)	112,305	112,305
Total Money Market Funds (Cost $112,305)		112,305

INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 4.6%
First American Government Obligations Fund, Class Y - 2.04% (c)	4,864,835	4,864,835
Total Investments Purchased with Proceeds from Securities Lending (Cost $4,864,835)		4,864,835

Total Investments - 104.6%
(Cost $134,556,188)		$110,160,237

Percentages are based on Net Assets of $105,347,530.

ADR	American Depositary Receipt
(a)	Non-income producing security.
(b)	All or a portion of this security is out on loan as of January 31, 2019. Total value of securities out on loan is $4,562,193 or 4.3% of net assets.
(c)	Seven-day yield as of January 31, 2019.

For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or they may be defined by Fund management. This definition may not apply for purposes of this report, which may combine sub-classifications for reporting ease. Industries are shown as a percentage of net assets.

Amplify Advanced Battery Metals and Materials ETF
Schedule of Investments
January 31, 2019 (Unaudited)

Description	Shares	Value

COMMON STOCKS - 99.1%
Industrials - 3.6%
AMG Advanced Metallurgical Group NV	2,729	$98,706
Clean TeQ Holdings Ltd. (a) (b)	351,234	104,677
		203,383
Materials - 95.5%
African Rainbow Minerals Ltd.	12,068	134,776
Albemarle Corp.	1,663	134,254
Altura Mining Ltd. (a)	945,578	99,664
Aneka Tambang Tbk	3,170,593	218,975
Assore Ltd.	6,786	175,854
Bushveld Minerals Ltd. (a)	201,311	98,354
China Molybdenum Co. Ltd.	345,240	139,466
Cobalt 27 Capital Corp. (a)	30,376	98,945
Eramet	1,924	134,004
First Quantum Minerals Ltd.	15,597	180,548
Freeport-McMoRan, Inc.	6,021	70,085
Galaxy Resources Ltd. (a) (b)	81,817	118,945
Glencore PLC	33,173	134,640
Independence Group NL	54,194	172,544
Jiangxi Ganfeng Lithium Co. Ltd.	32,130	93,149
Jinchuan Group International Resources Co. Ltd. (a)	1,612,746	137,698
Johnson Matthey PLC	3,175	126,720
Jupiter Mines Ltd.	525,877	93,653
Katanga Mining Ltd. (a)	355,327	186,594
Kidman Resources Ltd. (a)	149,209	122,017
Largo Resources Ltd. (a) (b)	41,400	90,428
Lithium Americas Corp. (a)	42,165	136,063
Livent Corp. (a) (b)	10,253	129,803
Lundin Mining Corp.	33,991	155,216
Metals X Ltd. (a)	516,315	133,234
MMC Norilsk Nickel PJSC	15,273	317,678
Nanjing Hanrui Cobalt Co. Ltd.	7,650	69,239
Nemaska Lithium, Inc. (a)	223,132	106,985
Orocobre Ltd. (a)	48,746	117,993
Panoramic Resources Ltd. (a)	225,097	81,811
Pilbara Minerals Ltd. (a)	223,948	105,812
Sherritt International Corp. (a)	290,198	100,491
Sociedad Quimica y Minera de Chile SA - ADR (b)	4,235	180,665
South32 Ltd.	51,093	131,102
Sumitomo Metal Mining Co. Ltd.	5,995	172,599
Syrah Resources Ltd. (a)	92,484	105,209
Tawana Resources NL (a) (c)	44,689	—
Tianqi Lithium Corp.	31,290	125,524
Umicore SA	2,696	113,713
Vale Indonesia Tbk PT (a)	844,192	232,610
Western Areas Ltd.	74,662	127,538
Zhejiang Huayou Cobalt Co. Ltd.	19,260	75,225
		5,479,823
Total Common Stocks (Cost $7,747,854)		5,683,206

MONEY MARKET FUNDS - 0.9%
STIT - Government & Agency Portfolio - Institutional Class - 2.29% (d)	49,002	49,002
Total Money Market Funds (Cost $49,002)		49,002

INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 14.2%
First American Government Obligations Fund, Class Y - 2.04% (d)	816,554	816,554
Total Investments Purchased with Proceeds from Securities Lending (Cost $816,554)		816,554

Total Investments - 114.2%
(Cost $8,613,410)		$6,548,762

Percentages are based on Net Assets of $5,735,387.

ADR	American Depositary Receipt
(a)	Non-income producing security.
(b)	All or a portion of this security is out on loan as of January 31, 2019. Total value of securities out on loan is $533,214 or 9.3% of net assets.
(c)	Illiquid security. At January 31, 2019, the value of this security amounted to $0.00 or 0.00% of net assets. The Fund has fair valued this security. Value determined using significant unobservable inputs.
(d)	Seven-day yield as of January 31, 2019.

For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or they may be defined by Fund management. This definition may not apply for purposes of this report, which may combine sub-classifications for reporting ease. Industries are shown as a percentage of net assets.

Amplify EASI Tactical Growth ETF
Schedule of Investments
January 31, 2019 (Unaudited)

Description	Shares	Value
INVESTMENT COMPANIES - 99.9%
iShares Core U.S. Aggregate Bond ETF	23,604	$2,536,486
PIMCO Enhanced Short Maturity Active Exchange-Traded Fund (a)	58,058	5,887,081
Vanguard Intermediate-Term Bond ETF (b)	30,814	2,545,237
Vanguard Short-Term Bond ETF (a)	74,634	5,900,564
Total Investment Companies (Cost $16,636,814)		16,869,368

MONEY MARKET FUNDS - 0.1%
STIT - Government & Agency Portfolio - Institutional Class - 2.29% (c)	21,316	21,316
Total Money Market Funds (Cost $21,316)		21,316

INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 5.0%

First American Government Obligations Fund, Class Y - 2.04% (c)	839,580	839,580
Total Investments Purchased with Proceeds from Securities Lending (Cost $839,580)		839,580

Total Investments - 105.0%
(Cost $17,497,710)		$17,730,264

Percentages are based on Net Assets of $16,881,216.

(a)	Fair value of this security exceeds 25% of the Fund's net assets. Additional information for this security, including financial statements, is available from the SEC's EDGAR database at www.sec.gov.
(b)	All or a portion of this security is out on loan as of January 31, 2019. Total value of securities out on loan is $825,587 or 4.9% of net assets.
(c)	Seven-day yield as of January 31, 2019.

Amplify BlackSwan Growth & Treasury Core ETF
Schedule of Investments
January 31, 2019 (Unaudited)

Description		Par Value	Value
U.S. GOVERNMENT NOTES/BONDS - 90.9%
2.750%, 09/30/2020		$2,980,000	$2,992,456
2.875%, 10/15/2021		10,144,000	10,256,931
2.875%, 09/30/2023		10,110,000	10,302,327
3.000%, 09/30/2025		10,040,000	10,337,670
2.875%, 08/15/2028		10,139,000	10,344,750
3.000%, 08/15/2048		13,112,000	13,081,269
Total U.S. Government Notes/Bonds (Cost $56,549,207)			57,315,403

	Contracts	Notional Value
PURCHASED CALL OPTIONS (a) - 8.0%
SPDR S&P 500 ETF Trust, Expires 06/21/2019, Strike Price $250.00	863	$23,294,959	2,237,759
SPDR S&P 500 ETF Trust, Expires 12/20/2019, Strike Price $255.00	1,032	27,856,776	2,843,160
Total Purchased Call Options (Cost $5,177,892)			5,080,919
	Shares
MONEY MARKET FUNDS - 0.1%
STIT - Government & Agency Portfolio - Institutional Class - 2.29% (b)	39,290		39,290
Total Money Market Funds (Cost $39,290)			39,290

Total Investments - 99.0%
(Cost $61,766,389)			$62,435,612

Percentages are based on Net Assets of $63,044,269.

(a)	Exchange Traded
(b)	Seven-day yield as of January 31, 2019.

Amplify International Online Retail ETF
Schedule of Investments
January 31, 2019 (Unaudited)

Description	Shares	Value

COMMON STOCKS - 99.9%
Marketplace - 32.9%
58.com, Inc. - ADR (a)	968	$61,371
Alibaba Group Holding Ltd. - ADR (a)	394	66,385
B2W Cia Digital (a)	5,200	71,374
Delivery Hero SE (a) (b)	1,594	58,895
Just Eat PLC (a)	7,810	71,525
Kogan.com Ltd.	23,654	74,163
MercadoLibre, Inc.	194	70,616
Mercari, Inc. (a)	3,000	63,429
Rakuten, Inc. (a)	7,400	55,689
Shopify, Inc. (a)	420	70,757
Syuppin Co. Ltd.	3,400	21,588
Tencent Holdings Ltd.	1,400	61,733
Trade Me Group Ltd.	5,912	25,998
Yume No Machi Souzou Iinkai Co. Ltd.	4,400	58,947
		832,470
Traditional Retail - 52.3%
ASKUL Corp.	2,400	48,362
ASOS PLC (a)	1,934	83,954
boohoo Group PLC (a)	28,628	70,779
Boozt AB (a) (b)	4,886	29,325
China Literature Ltd. (a) (b)	11,600	56,990
Dustin Group AB (b)	3,002	27,043
Farfetch Ltd. (a)	3,328	67,059
HelloFresh SE (a)	3,526	35,139
iQIYI, Inc. - ADR (a)	3,512	70,661
Istyle, Inc.	6,800	51,611
JD.com, Inc. - ADR (a)	2,524	62,721
Jumei International Holding Ltd. - ADR (a)	12,116	30,411
Kitanotatsujin Corp.	14,800	57,932
MonotaRO Co. Ltd.	2,000	42,507
Ocado Group PLC (a)	5,652	73,695
Oisix ra daichi, Inc. (a)	3,000	45,787
Oriflame Holding AG	2,588	57,611
Pinduoduo, Inc. - ADR (a)	2,414	70,513
Secoo Holding Ltd. - ADR (a)	2,546	22,685
Vipshop Holdings Ltd. - ADR (a)	9,806	75,408
Webjet Ltd.	7,840	68,484
Yixin Group Ltd. (a) (b)	104,000	26,375
Zalando SE (a) (b)	2,222	67,948
zooplus AG (a)	180	21,707
ZOZO, Inc.	2,800	56,422
		1,321,129
Travel - 14.7%
Ctrip.com International Ltd. - ADR (a)	1,934	64,402
Despegar.com Corp. (a)	4,556	68,431
Evolable Asia Corp.	3,000	60,755
MakeMyTrip Ltd. (a)	2,408	64,101
On the Beach Group PLC (b)	5,232	30,283
Open Door, Inc. (a)	1,000	25,885
Trivago NV - ADR (a)	9,988	57,431
		371,288
Total Common Stocks (Cost $2,495,953)		2,524,887

MONEY MARKET FUNDS - 5.5%
STIT - Government & Agency Portfolio - Institutional Class - 2.29% (c)	139,124	139,124
Total Money Market Funds (Cost $139,124)		139,124

Total Investments - 105.4%
(Cost $2,635,077)		$2,664,011

Percentages are based on Net Assets of $2,528,620.

ADR	American Depositary Receipt
(a)	Non-income producing security.
(b)	Security exempt from registration under Rule 144(a) and Regulation S of 1933. Such securities are treated as liquid securities, according to the Fund's liquidity guidelines. At January 31, 2019 the value of these securities amounted to $296,859 or 11.7% of net assets.
(c)	Seven-day yield as of January 31, 2019.

For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or they may be defined by Fund management. This definition may not apply for purposes of this report, which may combine sub-classifications for reporting ease. Industries are shown as a percentage of net assets.

In accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP, the Funds disclose fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The following describes the levels of the fair value hierarchy:

Level 1 – Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Funds have the ability to access at the measurement date;
Level 2 – Quoted prices which are not active, or inputs that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and
Level 3 – Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity)

The valuation techniques used by the Funds to measure fair value for the period ended January 31, 2019 maximized the use of observable inputs and minimized the use of unobservable inputs.

Common stocks, preferred stock and other equity securities listed on any national or foreign exchange (excluding Nasdaq) and the London Stock Exchange Alternative Investment Market (“AIM”) will be valued at the last price on the exchange on which they are principally traded or, for Nasdaq and AIM securities, the official closing price. Securities traded on more than one securities exchange are valued at the last sale price or official closing price, as applicable, at the close of the exchange representing the principal market for such securities. Redeemable securities issued by open-end investment companies shall be valued at the investment company’s applicable NAV, with the exception of exchange-traded open-end investment companies which are priced as equity securities. Exchange-traded options will be valued at the current mean price where such contracts are principally traded. Futures contracts will be valued at the settlement price.

Securities traded in the over-the-counter market are valued at the mean of the bid and the asked price, if available, and otherwise at their closing bid price.

If no quotation is available from either a pricing service, or one or more brokers or if the pricing committee has reason to question the reliability or accuracy of a quotation supplied, securities are valued at fair value as determined in good faith by the pricing committee, pursuant to procedures established under the general supervision and responsibility of the Fund’s Board of Trustees (the “Board”).

The following is a summary of the fair valuations according to the inputs used to value the Funds’ investments as of January 31, 2019:

Category	Amplify Online Retail ETF	Amplify YieldShares CWP Dividend & Option Income ETF	Amplify Transformational Data Sharing ETF	Amplify EASI Tactical Growth ETF	Amplify BlackSwan Growth & Treasury Core ETF
Investments in Securities
Assets
Level 1
Common Stocks	$296,060,851	$16,176,842	$105,183,097	$—	$—
Investment Companies	—	—	—	16,869,368	—
Money Market Funds	347,758	1,257,016	112,305	21,316	39,290
Investments Purchased with Proceeds from Securities Lending	37,453,792	—	4,864,835	839,580	—
Total Level 1	333,862,401	17,433,858	110,160,237	17,730,264	39,290
Level 2
U.S. Government Notes/Bonds	—	—	—	—	57,315,403
Purchased Options	—	—	—	—	5,080,919
Total Level 2	—	—	—	—	62,396,322
Level 3	—	—	—	—	—
Total Level 3	—	—	—	—	—
Total	$333,862,401	$17,433,858	$110,160,237	$17,730,264	$62,435,612
Other Financial Instruments(a)
Liabilities
Level 1	$—	$—	$—	$—	$—
Total Level 1	—	—	—	—	—
Level 2
Options Written	—	48,376	—	—	—
Total Level 2	—	48,376	—	—	—
Level 3	—	—	—	—	—
Total Level 3	—	—	—	—	—
Total	$—	$48,376	$—	$—	$—

(a) Other Financial Instruments are derivative instruments not reflected in the Schedule of Investments. Such as written options, which are reflected at value.

Category	Amplify Advanced Battery Metals and Materials ETF	Amplify International Online Retail ETF
Investments in Securities
Assets
Level 1
Argentina	$—	$139,047
Australia	1,514,200	142,648
Belgium	113,713	—
Brazil	—	71,374
Britain	126,720	397,295
Canada	868,676	70,757
Chile	180,665	—
China	502,602	669,656
France	134,004	—
Germany	—	241,119
Hong Kong	137,698	—
India	—	64,101
Indonesia	451,584	—
Japan	172,599	588,913
Netherlands	98,706	—
New Zealand	—	25,998
Russia	317,679	—
South Africa	408,984	—
Sweden	—	56,368
Switzerland	321,235	57,611
United States	334,141	—
Money Market Funds	49,002	139,124
Investments Purchased with Proceeds from Securities Lending	816,554	—
Total Level 1	6,548,762	2,664,011
Level 2	—
Total Level 2	—	—
Level 3	—	—
Total Level 3	—	—
Total	$6,548,762	$2,664,011

See the Schedules of Investments for further disaggregation of investment categories.

For the period ended January 31, 2019, there were no transfers into or out of Level 3 for Funds. Below is a reconciliation of securities in Level 3 for Amplify Advanced Battery Metals and Materials ETF.

Amplify Advanced Battery Metals and Materials ETF	Balance as of 11/01/2018	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)	Purchases/Acquisition	Sales	Transfers In/Out of Level 3	Balance as of 01/31/2019	Net Change in Unrealized Appreciation (Depreciation) on securities held at 01/31/2019
Common Stocks	$—	$—	$—	$—	$—	$—	$—	$—

The following is a summary of quantitative information about Level 3 Fair Value Measurements:

Amplify Advanced Battery Metals and Materials ETF	Fair Value as of 01/31/2019	Valuation Techniques	Unobservable Input	Input Values	Impact to Valuation from an Increase to Input
Common Stocks	$—	Proration of Share Price	Corporate Action Details	0.00-0.09 AUD	Significant changes in the information surrounding the company would result in direct and proportional changes in the fair value of the security.

Secured Borrowings (unaudited)

The Funds adopted guidance requiring entities to present gross obligations for secured borrowings by the type of collateral pledged and remaining time to maturity.

Amplify Online Retail ETF, Amplify Transformational Data Sharing ETF, Amplify Advanced Battery Metals and Materials ETF, and Amplify EASI Tactical Growth ETF loaned securities that were collateralized by cash. The cash collateral is invested by the securities lending agents in accordance with approved investment guidelines. Those guidelines require the cash collateral to be invested in readily marketable, high quality, short-term obligations; however, such investments are subject to risk of payment delays or default on the part of the issuer or counterparty or otherwise may not generate sufficient interest to support the costs associated with securities lending. The Funds could also experience delays in recovering its securities and possible loss of income or value if the borrower fails to return the borrowed securities, although the Funds are indemnified from this risk by contract with the securities lending agent.

Amplify Online Retail ETF
Securities Lending Transactions	Overnight and Continuous	Up to 30 Days	30-90 Days	30-90 Days	Greater than 90 Days	Total
Money Market Funds	$37,453,792	$—	$—	$—	$—	$37,453,792
Total Borrowings	$37,453,792	$—	$—	$—	$—	$37,453,792

Amplify Transformational Data Sharing ETF
Securities Lending Transactions	Overnight and Continuous	Up to 30 Days	30-90 Days	30-90 Days	Greater than 90 Days	Total
Money Market Funds	$4,864,835	$—	$—	$—	$—	$4,864,835
Total Borrowings	$4,864,835	$—	$—	$—	$—	$4,864,835

Amplify Advanced Battery Metals and Materials ETF
Securities Lending Transactions	Overnight and Continuous	Up to 30 Days	30-90 Days	30-90 Days	Greater than 90 Days	Total
Money Market Funds	$816,554	$—	$—	$—	$—	$816,554
Total Borrowings	$816,554	$—	$—	$—	$—	$816,554
Amplify EASI Tactical Growth ETF
Securities Lending Transactions	Overnight and Continuous	Up to 30 Days	30-90 Days	30-90 Days	Greater than 90 Days	Total
Money Market Funds	$839,580	$—	$—	$—	$—	$839,580
Total Borrowings	$839,580	$—	$—	$—	$—	$839,580

Derivative Instrument and Hedging Activities
January 31, 2019 (Unaudited)

The Amplify YieldShares CWP Dividend & Option Income ETF ("DIVO") will employ an option strategy in which it will write U.S. exchange-traded covered call options on Equity Securities in the portfolio in order to seek additional income (in the form of premiums on the options) and selective repurchase of such options. A call option written (sold) by DIVO will give the holder (buyer) the right to buy a certain equity security at a predetermined strike price from DIVO. A premium is the income received by an investor who sells or writes an option contract to another party. DIVO seeks to lower risk and enhance total return by tactically selling short-term call options on some, or all, of the equity securities in the portfolio. Specifically, DIVO seeks to provide gross income of approximately 2-3% from dividend income and 2-4% from option premium, plus the potential for capital appreciation. Unlike a systematic covered call program, DIVO is not obligated to continuously cover each individual equity position. When one of the underlying stocks demonstrates strength or an increase in implied volatility, DIVO identifies that opportunity and sells call options tactically, rather than keeping all positions covered and limiting potential upside.

When DIVO writes an option, an amount equal to the premium received by DIVO is recorded as a liability and is subsequently adjusted to the current fair value of the option written. Premiums received from writing options that expire unexercised are treated by DIVO on the expiration date as realized gains from options written. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or, if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether DIVO has realized a gain or loss. DIVO, as a writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option. During the period, DIVO used written covered call options in a manner consistent with the strategy described above.

The Amplify BlackSwan Growth & Treasure Core ETF's ("SWAN") investments in options contracts will primarily be long-term equity anticipation securities known as LEAP Options. LEAP Options are long-term exchange-traded call options that allow holders the opportunity to participate in the underlying securities’ appreciation in excess of a specified strike price without receiving payments equivalent to any cash dividends declared on the underlying securities. A holder of a LEAP Option will be entitled to receive a specified number of shares of the underlying stock upon payment of the exercise price, and therefore the LEAP Option will be exercisable at any time the price of the underlying stock is above the strike price. However, if at expiration the price of the underlying stock is at or below the strike price, the LEAP Option will expire and be worthless.

Statement of Assets and Liabilities -- Values of Derivative Instruments as of January 31, 2019:

Amplify YieldShares CWP Dividend & Option Income ETF			Amplify BlackSwan Growth & Treasury Core ETF
	Liability Derivatives			Asset Derivatives
Derivatives not accounted for as hedging instruments	Location	Value	Derivatives not accounted for as hedging instruments	Location	Value
Equity Contracts - Options	Call Options Written	$48,376	Equity Contracts - Options	Purchased Call Options	$5,080,919

The average monthly market value of options written in Amplify YieldShares CWP Dividend and Option Income ETF during the period ended January 31, 2019 was $(27,186).

The average monthly market value of options purchased in Amplify BlackSwan Growth & Treasury Core ETF during the period ended January 31, 2019 was $4,464,756.

Item 2. Controls and Procedures.

(a)	The Registrant’s President (Principal Executive Officer) and Principal Financial Officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)). Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Amplify ETF Trust

By (Signature and Title)	/s/ Christian Magoon
Christian Magoon, President and Principal Executive Officer

Date	3/12/19

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Christian Magoon
Christian Magoon, President and Principal Executive Officer

Date	3/12/19

By (Signature and Title)*	/s/ Bradley H. Bailey
Bradley H. Bailey, Principal Financial Officer

Date	3/12/19

* Print the name and title of each signing officer under his or her signature.